Financial Instruments by Category - Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Financial assets measured at amortized cost
Financial assets	RM 30,052,854	$ 7,141,158	RM 10,890,056
Financial liabilities measured at amortized cost
Financial liabilities	9,668,065	2,297,325	16,094,101
Trade and Other Receivables [Member]
Financial liabilities measured at amortized cost
Financial liabilities	8,086,186	1,921,439	13,761,981
Lease Liabilities [Member]
Financial liabilities measured at amortized cost
Financial liabilities	1,581,879	375,886	2,332,120
Trade and Other Receivables [Member]
Financial assets measured at amortized cost
Financial assets	6,329,167	1,503,936	7,066,367
Cash and Cash Equivalents [Member]
Financial assets measured at amortized cost
Financial assets	RM 23,723,687	$ 5,637,222	RM 3,823,689